SUBSEQUENT EVENTS	12 Months Ended
May 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14－ SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued, the Company has evaluated all events or transactions that occurred after May 31, 2025, up through the date the Company issued the audited consolidated financial statements. During the year, the Company did not have any material subsequent events other than that disclosed below.

On April 9, 2025, the Board of Directors authorized a Share Repurchase Program, allowing the Company to repurchase its ordinary shares in accordance with Rule 10b-18 of the Securities Exchange Act of 1934. This rule provides a non-exclusive safe harbor from liability under certain market manipulation provisions. The Board allocated a total of US$1,000,000 for the program. As of the date of this Annual Report, the Company had repurchased 758,436 shares for an aggregate purchase price of approximately US$803,109. The Company continues to monitor market conditions and its capital allocation priorities, and may evaluate the timing or continuation of further repurchases consistent with the long-term interests of its shareholders. The Board may temporarily pause further repurchases under the Program. This decision reflects a prudent approach to ensure financial flexibility while maintaining focus on long-term value creation.